Post-Employment Benefits - Summary of Sensitivity Analysis of Significant Actuarial Assumptions (Detail) - Present value of defined benefit obligation [member] - SEK (kr) kr in Billions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate, weighted average of Total +0.5%	kr (8.1)	kr (8.3)
Discount rate, weighted average of Total -0.5%	9.3	9.4
Sweden [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate, weighted average of Total +0.5%	(4.5)	(4.3)
Discount rate, weighted average of Total -0.5%	5.2	5.0
US [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate, weighted average of Total +0.5%	(1.1)	(1.3)
Discount rate, weighted average of Total -0.5%	1.2	1.3
UNITED KINGDOM
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate, weighted average of Total +0.5%	(1.5)	(1.7)
Discount rate, weighted average of Total -0.5%	kr 1.8	kr 1.9